UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

 John Hancock Sovereign Bond Fund
 (Exact name of registrant as specified in charter)

 601 Congress Street, Boston, Massachusetts 02210
 (Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31
Date of reporting period:	August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Bond Fund

8.31.2005 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 50.56%					$576,514,199
(Cost $572,200,320)

Agricultural Products 0.39%					4,495,574

Corn Products International, Inc.,
Sr Note	8.450	08-15-09	BBB-	3,985	4,495,574

Airlines 0.57%					6,468,362

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	1,633	1,644,700
Pass Thru Ctf Ser 2000-2 Class A-1	7.707	04-02-21	BBB	1,943	1,953,766
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	BB-	1,985	1,765,616
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)	10.910	08-15-14	D	5,800	29,000
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1D	8.970	01-02-15	CCC+	2,429	1,075,280

Broadcasting & Cable TV 1.13%					12,854,515

British Sky Broadcasting Group Plc,
Gtd Note (United Kingdom)	7.300	10-15-06	BBB-	2,350	2,424,070
Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	B+	1,635	1,855,725
Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,560	1,712,100
TCI Communications, Inc.,
Deb	9.800	02-01-12	BBB	2,550	3,204,333
XM Satellite Radio, Inc.,
Sr Sec Disc Note (Zero to 12-31-05 then
14.000%) (O)	Zero	12-31-09	CCC+	1,895	1,973,543
Sr Sec Note	12.000	06-15-10	CCC+	1,473	1,684,744

Casinos & Gaming 1.02%					11,680,603

Harrah's Operating Co., Inc.,
Sr Note	7.125	06-01-07	BBB-	2,940	3,066,470
Jacob's Entertainment, Inc.,
Sec Note (B)	11.875	02-01-09	B	3,235	3,524,824
Mashantucket West Pequot,
Note (S)	5.912	09-01-21	BBB-	1,250	1,300,000
Mohegan Tribal Gaming Auth.,
Sr Sub Note	7.125	08-15-14	B+	1,050	1,102,500
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	1,595	1,732,569
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	B+	896	954,240

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Commodity Chemicals 0.31%					3,485,641

RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	3,305	3,485,641

Computer Hardware 0.16%					1,785,819

Activant Solutions, Inc.,
Sr Floating Rate Note (P)(S)	9.504	04-01-10	B+	500	511,250
Pioneer Standard Electronics, Inc.,
Sr Note	9.500	08-01-06	BB-	1,235	1,274,569

Construction Materials 0.12%					1,392,938

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	1,425	1,392,938

Consumer Finance 2.31%					26,292,560

American General Finance Corp.,
Med Term Note Ser I	4.875	07-15-12	A+	3,965	4,010,839
Ford Motor Credit Co.,
Floating Rate Note (P)	4.740	11-16-06	BB+	5,795	5,794,525
Note (L)	6.625	06-16-08	BB+	5,085	5,075,013
General Motors Acceptance Corp.,
Note	7.250	03-02-11	BBB-	1,645	1,587,851
Household Finance Corp.,
Note	6.375	10-15-11	A	1,785	1,944,270
HSBC Finance Corp.,
Sr Note (L)	6.750	05-15-11	A	4,140	4,575,313
SLM Corp.,
Med Term Floating Rate Note Ser A (P)	3.730	01-25-08	A	3,305	3,304,749

Diversified Banks 3.16%					36,005,581

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	4,420	4,742,819
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 04-15-15
then variable) (Japan) (S)	5.506	12-29-49	Baa2	2,780	2,745,067
Citigroup, Inc.,
Sub Note	5.000	09-15-14	A+	2,965	3,015,796
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	3,030	3,299,985
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)	5.260	12-29-49	AA	4,230	4,331,072
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then
variable) (United Kingdom)	7.648	08-29-49	A	5,105	6,455,727
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)	8.485	12-31-49	Baa1	4,555	5,112,696
Wachovia Capital Trust II,
Gtd Floating Rate Cap Security (P)	4.099	01-15-27	A-	3,365	3,223,586
Wachovia Corp.,
Sub Note	5.250	08-01-14	A-	2,970	3,078,833

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Diversified Chemicals 0.21%					2,409,900

Lyondell Chemical Co.,
Gtd Sr Sub Note (L)	10.875	05-01-09	B	2,320	2,409,900

Diversified Commercial Services 0.62%					7,058,672

Cendant Corp.,
Note	6.875	08-15-06	BBB	3,020	3,085,462
Noble Group Ltd.,
Sr Note (Bermuda) (S)	6.625	03-17-15	BB+	2,295	2,138,210
Sotheby's Holdings, Inc.,
Note	6.875	02-01-09	BB-	1,835	1,835,000

Diversified Financial Services (Other) 0.41%					4,645,951

Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	4,860	4,645,951

Diversified Metals & Mining 0.19%					2,200,000

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	10.125	02-01-10	B+	2,000	2,200,000

Electric Utilities 6.79%					77,469,725

AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A (L)	9.000	01-02-17	BB+	3,741	4,331,349
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BB+	6,799	8,004,463
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	6,607	7,950,401
DTE Energy Co.,
Sr Note	6.450	06-01-06	BBB-	2,855	2,901,182
Duke Energy Corp.,
Note	7.000	10-15-06	BBB-	1,225	1,250,288
East Coast Power LLC,
Sr Sec Note Ser B	7.066	03-31-12	BBB-	3,062	3,256,168
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	1,967	2,153,184
Entergy Gulf States, Inc.,
1st Mtg Note	5.700	06-01-15	BBB+	1,430	1,471,276
HQI Transelect Chile S.A.,
Sr Note (Chile)	7.875	04-15-11	A-	3,235	3,698,831
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	1,576	1,733,875
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	3,000	3,375,000
Kansas Gas & Electric Co.,
Bond (S)	5.647	03-29-21	BB-	1,345	1,354,200
Midland Funding Corp. II,
Lease Oblig Bond Ser B	13.250	07-23-06	BB-	2,798	2,974,365
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	2,445	2,818,191
Pepco Holdings, Inc.,
Floating Rate Sr Note (P)	4.004	06-01-10	BBB	1,135	1,134,876
Pinnacle West Energy Corp.,
Floating Rate Note (P)(S)	4.004	04-01-07	BBB-	2,230	2,230,649

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	4,091	4,863,708
PSE&G Energy Holdings LLC,
Sr Note	7.750	04-16-07	BB-	2,360	2,424,900
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	3,429	3,398,632
Texas-New Mexico Power Co.,
Sr Note	6.125	06-01-08	BBB	3,350	3,417,673
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	3,295	3,440,764
TXU Australia Holdings, L.P.,
Sr Note (Australia)	6.750	12-01-06	A-	1,650	1,694,763
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	5,053	5,582,742
Westar Energy, Inc.,
1st Mtg Bond	5.950	01-01-35	BBB-	1,915	2,008,245

Electrical Components & Equipment 0.39%					4,464,442

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	3,425	3,642,292
L-3 Communications Corp.,
Sr Sub Note (S)	6.375	10-15-15	BB+	810	822,150

Food Retail 0.99%					11,268,204

Ahold Finance USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1 (L)	7.820	01-02-20	BB	4,034	4,337,323
Albertson's, Inc.,
Sr Deb	7.450	08-01-29	BBB-	2,135	2,404,535
Delhaize America, Inc.,
Gtd Note	9.000	04-15-31	BB+	1,575	1,938,951
Food Lion, Inc.,
Note	8.730	08-30-06	BB+	2,500	2,587,395

Gas Utilities 0.60%					6,795,376

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,600	2,600,000
Energy Transfer Partners,
Sr Note (G)(S)	5.650	08-01-12	BBB-	2,160	2,184,350
NorAm Energy Corp.,
Deb	6.500	02-01-08	BBB	1,925	2,011,026

Health Care Facilities 0.35%					3,995,752

HCA, Inc.,
Note	9.000	12-15-14	BB+	1,682	2,007,928
Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	1,855	1,987,824

Health Care Services 0.41%					4,722,785

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB-	2,210	2,270,516
Wellpoint Health Network,
Note	6.375	01-15-12	BBB+	2,233	2,452,269

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Hotels, Resorts & Cruise Lines 0.45%					5,179,316

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	3,130	3,212,435
Meditrust,
Med Term Note	7.300	01-16-06	BB-	1,945	1,966,881

Industrial Conglomerates 0.74%					8,482,499

General Electric Co.,
Note	5.000	02-01-13	AAA	6,590	6,767,106
Tyco International Group S.A.,
Note (Luxembourg)	5.800	08-01-06	BBB	1,695	1,715,393

Industrial Machinery 0.55%					6,271,908

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	2,960	3,291,061
Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	2,838	2,980,847

Insurance Brokers 0.19%					2,229,502

Willis Group North America,
Gtd Note	5.625	07-15-15	BBB-	1,250	1,269,225
Gtd Note	5.125	07-15-10	BBB-	950	960,277

Integrated Oil & Gas 0.25%					2,855,038

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	2,435	2,855,038

Investment Banking & Brokerage 0.33%					3,802,750

Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)	8.375	12-29-49	A2	3,500	3,802,750

IT Consulting & Other Services 0.30%					3,408,020

NCR Corp.,
Note	7.125	06-15-09	BBB-	3,175	3,408,020

Meat, Poultry & Fish 0.42%					4,800,694

American Seafood Group LLC,
Gtd Sr Sub Note	10.125	04-15-10	B-	955	1,024,238
ASG Consolidated LLC,
Sr Disc Note (Zero to 11-1-08, then
11.500%) (O)	Zero	11-01-11	B-	3,200	2,392,000
Tyson Foods, Inc.,
Note	7.250	10-01-06	BBB	1,345	1,384,456

Metal & Glass Containers 0.15%					1,757,250

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,650	1,757,250

Metals & Mining 0.15%					1,715,309

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB+	1,735	1,715,309

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Multi-Line Insurance 1.22%					13,957,704

Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)	7.625	11-15-23	AA	3,985	5,134,704
Metlife Inc.,
Sr Note	5.700	06-15-35	A	2,795	2,904,036
New York Life Insurance Co.,
Note (S)	5.875	05-15-33	AA-	3,685	4,029,691
Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A-	1,705	1,889,273

Multi-Media 0.53%					6,077,096

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB-	3,000	3,769,695
Time Warner, Inc.,
Deb	9.125	01-15-13	BBB+	1,851	2,307,401

Multi-Utilities & Unregulated Power 0.69%					7,905,855

East Coast Power LLC,
Sr Sec Note	6.737	03-31-08	BBB-	222	226,022
Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BB+	683	752,396
Sr Sec Note Ser C	7.840	05-30-10	BB+	6,536	6,927,437

Oil & Gas Drilling 0.15%					1,749,654

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	1,757	1,749,654

Oil & Gas Exploration & Production 0.04%					456,280

Ras Laffan LNG III,
Bond (S)	5.838	09-30-27	A	440	456,280

Oil & Gas Refining & Marketing & Trucking 1.36%					15,462,911

Enterprise Products Partners, L.P.,
Gtd Note Ser B (L)	5.000	03-01-15	BB+	2,760	2,706,917
Sr Note	4.950	06-01-10	BB+	5,350	5,347,362
Pennzoil-Quaker State,
Gtd Sr Note	10.000	11-01-08	Aa3	7,000	7,408,632

Packaged Foods & Meats 0.10%					1,145,611

General Foods Corp.,
Deb	7.000	06-15-11	A-	1,145	1,145,611

Paper Packaging 0.16%					1,784,813

Stone Container Corp.,
Sr Note	9.750	02-01-11	B	1,710	1,784,813

Paper Products 0.20%					2,334,025

Donohue Forest Products,
Gtd Sr Note (Canada)	7.625	05-15-07	BB-	1,000	1,015,000
MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	1,290	1,319,025

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Pharmaceuticals 0.34%					3,832,018

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	3,380	3,832,018

Property & Casualty Insurance 0.81%					9,209,535

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	2,380	2,710,991
Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	1,700	1,870,772
St. Paul Travelers,
Note	5.010	08-16-07	BBB+	2,935	2,962,205
URC Holdings Corp.,
Sr Note (S)	7.875	06-30-06	AA-	1,630	1,665,567

Publishing 0.14%					1,604,533

Knight-Ridder, Inc.,
Note	5.750	09-01-17	BBB+	1,580	1,604,533

Real Estate Investment Trusts 1.71%					19,472,892

American Health Properties, Inc.,
Note	7.500	01-15-07	BBB+	2,380	2,468,179
Duke Realty Corp.,
Floating Rate Note (P)	3.704	12-22-06	BBB+	3,545	3,547,871
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	2,515	2,855,292
iStar Financial, Inc.,
Sr Note	7.000	03-15-08	BBB-	2,110	2,225,520
ProLogis Trust,
Note	7.050	07-15-06	BBB+	1,745	1,775,895
Simon Property Group, L.P.,
Note	5.450	03-15-13	BBB+	1,910	1,968,713
Spieker Properties, Inc.,
Note	7.125	12-01-06	BBB+	4,490	4,631,422

Real Estate Management & Development 0.20%					2,271,897

Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.640% to 09-30-07
then variable) (S)	7.640	12-29-49	A	2,140	2,271,897

Regional Banks 0.64%					7,261,965

BankAmerica Institutional Bank,
Gtd Cap Security Ser B (S)	7.700	12-31-26	A	1,060	1,136,999
Colonial Bank,
Sub Note	9.375	06-01-11	BBB-	1,710	2,054,548
Mainstreet Capital Trust I,
Gtd Jr Sub Cap Security Ser B	8.900	12-01-27	A3	2,380	2,643,863
State Street Institutional Capital Trust,
Gtd Cap Security Ser A (S)	7.940	12-30-26	A	1,325	1,426,555

Soft Drinks 0.15%					1,668,600

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB	1,545	1,668,600

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Specialized Finance 1.44%					16,469,867

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G) (S)	8.144	05-01-21	BB	3,140	3,171,400
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	5.590	02-15-12	Baa3	2,285	2,284,321
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,924	4,143,873
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)	5.098	01-15-34	BBB	3,445	3,446,686
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	1,820	1,799,579
Humpuss Funding Corp.,
Note (S)	7.720	12-15-09	B2	1,674	1,624,008

Specialty Chemicals 0.06%					634,725

NOVA Chemicals Ltd.,
Note (Canada)	7.875	09-15-25	BB+	630	634,725

Telecommunication Services 3.32%					37,835,253

AT&T Corp.,
Med Term Note	8.350	05-15-25	BB+	2,870	2,941,750
Sr Note	9.750	11-15-31	BB+	3,785	4,958,350
Cox Communications, Inc.,
Floating Rate Note (P)	3.950	12-14-07	BBB-	1,460	1,470,421
Intelsat Bermuda Ltd.,
Floating Rate Sr Note (Bermuda) (L)(P)(S)	8.695	01-15-12	B+	1,000	1,017,500
Sprint Capital Corp.,
Note	7.125	01-30-06	BBB-	5,325	5,386,626
Note	6.875	11-15-28	BBB-	1,725	1,976,755
Telecom De Puerto Rico,
Gtd Sr Sub Note (Puerto Rico)	6.650	05-15-06	BBB+	4,750	4,819,545
Telecom Italia Capital,
Gtd Note (Luxembourg) (L)(S)	6.000	09-30-34	BBB+	3,220	3,305,671
Telefonos de Mexico S.A. de C.V.,
Sr Note (Mexico)	8.250	01-26-06	BBB	5,840	5,936,500
Verizon Florida, Inc.,
Sr Deb Ser F	6.125	01-15-13	A+	3,075	3,303,771
Verizon Pennsylvania, Inc.,
Note Ser A	5.650	11-15-11	A+	2,605	2,718,364

Telecommunications Equipment 0.54%					6,127,871

Corning, Inc.,
Med Term Note	8.300	04-04-25	Ba2	4,230	4,416,839
Note	6.050	06-15-15	BBB-	1,670	1,711,032

Thrifts & Mortgage Finance 10.74%					122,474,286

American Home Mortgage Investment Trust,
Asset Backed Ctf Ser 2005-2 Class 4A1	5.660	09-25-45	AAA	6,812	6,887,870
Bank of America Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-C Class 2A1 (P)	4.728	04-25-35	AAA	5,192	5,169,933
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2003-9 Class 3A2 (P)	4.999	02-25-34	AAA	2,677	2,676,574
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.407	04-25-35	AA+	2,033	2,051,165

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Centex Home Equity Loan Trust,
Asset Backed Ctf Ser 2004-A Class AF-4	4.510	08-25-32	AAA	4,550	4,543,516
Chaseflex Trust,
Asset Backed Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	5,714	5,740,555
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2004-UST1 Class A4
(P)	4.389	08-25-34	AAA	3,089	3,053,728
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	775	813,304
Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	5,014	5,095,758
Asset Backed Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	2,842	2,897,509
Countrywide Home Loans Servicing, L.P.,
Asset Backed Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	3,388	3,428,397
Doral Financal Corp.,
Floating Rate Note (Puerto Rico) (P)	4.450	07-20-07	BB	6,100	5,815,100
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1
(P)	5.261	12-25-34	AA	1,442	1,445,763
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg Pass Thru Ctf Ser 2003-C1
Class A-4	4.111	07-05-35	AAA	2,335	2,269,036
Commercial Mtg Pass Thru Ctf Ser 2003-C2
Class A-2	4.022	01-05-36	AAA	3,495	3,447,066
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1
(G)(P)	4.445	08-25-34	AA	3,227	3,228,470
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	2,181	2,191,452
Asset Backed Ctf Ser 2005-AR5 Class B1 (P)	5.448	05-25-35	AA	2,357	2,417,748
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	3,995	4,078,136
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2004-A2 Class 2A2	4.070	05-25-34	AAA	4,896	4,800,461
Mtg Pass Thru Ctf Ser 2005-A2 Class 1A1
(P)	4.774	04-25-35	AAA	5,418	5,412,208
Mtg Pass Thru Ctf Ser 2005-S2 Class PT65	6.500	08-31-35	AAA	5,425	5,561,710
MLCC Mortgage Investors, Inc.,
Asset Backed Ctf Ser 2004-1 Class 2A1 (P)	4.752	12-25-34	Aaa	3,658	3,658,960
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.381	05-25-35	AAA	1,462	1,436,491
Renaissance Home Equity Loan Trust,
Asset Backed Pass Thru Ctf Ser 2004-4
Class AF2	3.856	02-25-35	AAA	5,855	5,800,371
Asset Backed Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	3,005	2,975,419
Asset Backed Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	2,855	2,828,680
Residential Asset Mortgage Products, Inc.,
Mtg Pass Thru Ctf Ser 2003-RS10 Class AI-5	4.910	01-25-31	AAA	4,595	4,594,008

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Specialty Underwriting & Residential Finance
Trust,
Mtg Ln Asset Backed Ctf Ser 2003-BC4
Class A3B	4.788	11-25-34	AAA	4,597	4,596,953
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	4,422	4,607,260
Wells Fargo Mortgage Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2004Z Class 2A1 (P)	4.591	12-25-34	AAA	3,592	3,583,801
Mtg Pass Thru Ctf Ser 2005-AR2 Class 3A1
(P)	4.957	03-25-35	Aaa	5,390	5,366,884

Tobacco 0.55%					6,259,399

Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)	10.625	09-01-08	B	1,355	1,429,525
Phillip Morris Co., Inc.,
Note	6.950	06-01-06	BBB	4,745	4,829,874

Trucking 0.46%					5,196,880

ERAC USA Finance Co.,
Note (S)	7.950	12-15-09	BBB+	1,985	2,227,299
Hertz Corp.,
Note	4.700	10-02-06	BBB-	2,995	2,969,581

Utilities Other 0.27%					3,043,575

Magellan Midstream Partners, L.P.,
Note	6.450	06-01-14	BBB	2,800	3,043,575

Wireless Telecommunication Services 1.08%					12,282,268

AT&T Wireless Services, Inc.,
Sr Note	8.125	05-01-12	A	1,700	2,025,232
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class A (L)	4.643	06-15-35	Aaa	2,670	2,647,472
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	2,960	2,957,225
Nextel Communications, Inc.,
Sr Note (L)	5.950	03-15-14	BB	3,000	3,116,889
Rogers Wireless, Inc.,
Sr Sub Note (Canada) (L)	8.000	12-15-12	B+	1,435	1,535,450

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.23%					$2,632,531
(Cost $2,501,000)

Agricultural Products 0.23%					2,632,531

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	30,500	2,632,531

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities 48.98%					$558,514,462
(Cost $549,878,206)

Government U.S. 10.93%					124,586,404

United States Treasury,
Bond (L)	6.250	08-15-23	AAA	17,040	21,114,963
Bond (L)	5.375	02-15-31	AAA	38,200	44,786,520
Bond (L)	5.250	11-15-28	AAA	18,900	21,478,073
Inflation Indexed Bond (L)	3.375	04-15-32	AAA	5,062	6,814,679
Inflation Indexed Note (L)	2.000	07-15-14	AAA	3,296	3,402,350
Note (L)	4.250	08-15-15	AAA	15,975	16,277,023
Note (L)	4.000	02-15-15	AAA	10,325	10,294,748
Note (L)	3.875	02-15-13	AAA	420	418,048

Government U.S. Agency 38.05%					433,928,058

Federal Home Loan Bank,
Bond	4.600	04-11-08	AAA	5,380	5,383,917
Bond	4.500	04-11-08	AAA	3,065	3,068,301
Bond	4.250	03-24-08	AAA	3,345	3,334,145
Bond	4.250	05-16-08	AAA	3,065	3,050,009
Note	4.300	05-05-08	AAA	6,020	6,014,305
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	89	95,903
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	17,108	17,516,530
30 Yr Pass Thru Ctf	6.000	02-01-35	AAA	1,971	2,020,285
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	11,223	11,148,987
CMO REMIC 2489-PE	6.000	08-15-32	AAA	2,690	2,803,937
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,749	1,710,788
CMO REMIC 2754-PC	5.000	12-15-28	AAA	9,815	9,893,476
CMO REMIC 2836-QD	5.000	09-15-27	AAA	6,360	6,420,800
CMO REMIC 2901-UB	5.000	03-15-33	AAA	7,425	7,536,252
CMO REMIC 2929-PE	5.000	05-15-33	AAA	4,040	4,042,927
CMO REMIC 2978-CL	5.500	01-15-31	AAA	11,665	11,882,319
CMO REMIC 2978-JD	5.500	08-15-31	AAA	3,570	3,641,800
CMO REMIC 3033-KT (M)	5.000	09-30-25	AAA	10,995	11,055,988
Med Term Note	4.300	09-24-08	AAA	5,980	5,980,245
Med Term Note	4.250	03-28-08	AAA	5,790	5,784,395
Note	4.625	08-22-08	AAA	7,625	7,647,822
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	990	1,092,862
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	98	101,340
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	197	206,803
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	842	882,807
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	202	211,766
15 Yr Pass Thru Ctf	5.000	05-01-18	AAA	8,424	8,491,272
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	11,246	11,331,465
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	22,348	22,518,409
15 Yr Pass Thru Ctf	4.500	05-01-18	AAA	10,140	10,070,232
15 Yr Pass Thru Ctf	4.500	10-01-18	AAA	20,301	20,161,441
15 Yr Pass Thru Ctf	4.500	05-01-20	AAA	5,506	5,463,938
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	5,246	5,371,126
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	1,523	1,560,154

John Hancock

Bond Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

30 Yr Pass Thru Ctf	6.000	04-01-35	AAA	11,389	11,660,542
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	1,715	1,741,936
30 Yr Pass Thru Ctf	5.500	11-01-34	AAA	11,335	11,456,427
30 Yr Pass Thru Ctf	5.500	06-01-35	AAA	3,360	3,395,762
30 Yr Pass Thru Ctf	5.500	07-01-35	AAA	51,213	51,758,454
30 Yr Pass Thru Ctf	5.500	09-01-35	AAA	34,000	34,324,063
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	5,675	5,638,909
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	29,545	29,342,560
CMO REMIC 2003-17-QT	5.000	08-25-27	AAA	13,365	13,439,138
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	1,451	1,440,536
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	3,969	3,768,840
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	3,949	3,812,968
CMO REMIC 2003-63-PE	3.500	07-25-33	AAA	3,101	2,991,788
Note (L)	5.000	04-19-10	AAA	4,765	4,785,323
Note (L)	4.750	08-25-08	AAA	6,580	6,608,432
Note	4.450	10-12-07	AAA	2,925	2,926,363
Note (L)	4.300	05-05-08	AAA	11,980	11,965,360
Financing Corp.,
Bond	10.350	08-03-18	Aaa	3,545	5,547,627
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	25	28,911
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	50	57,096
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	11	13,294
30 Yr Pass Thru Ctf	10.000	03-15-25	AAA	11	13,560
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	38	42,517
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	12	13,903
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	57	63,769
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	22	25,401
30 Yr Pass Thru Ctf	6.000	12-20-33	AAA	5,263	5,426,451
30 Yr Pass Thru Ctf	5.500	10-15-33	AAA	1,798	1,834,759
30 Yr Pass Thru Ctf	5.000	07-15-35	AAA	1,268	1,273,478
CMO REMIC 2003-42-XA	3.750	05-16-33	AAA	1,058	1,033,145

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value
Short-term investments 0.23%					$2,651,000
(Cost $2,651,000)

Joint Repurchase Agreement 0.23%					2,651,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated
8-31-05, due 9-1-05 (secured by U.S. Treasury
Inflation Indexed Note 1.875%, due 7-15-13)			3.550	2,651	2,651,000

Total investments 100.00%					$1,140,312,192

John Hancock

Bond Fund
Financial futures contracts
August 31, 2005 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Depreciation

U.S. 5-Year Treasury Note	348	Short	Dec 05	$358,875

Financial futures contracts

John Hancock Bond Fund
Footnotes to Schedule of Investments

August 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L)	All or a portion of this security is on loan as of August 31, 2005.

(M)	This security having an aggregate value of $11,055,998, or 0.97% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $11,276,464 of Federal National Mortgage Assn., 5.500%, 9-1-35 has been segregated to cover the forward commitment.

(O)	Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P)	Represents rate in effect on August 31, 2005.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $93,472,330 or 8.20% of the Fund's total investments as of August 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2005, including short-term investments, was $1,127,230,526. Gross unrealized appreciation and depreciation of investments aggregated $27,278,635 and $14,196,969, respectively, resulting in net unrealized appreciation of $13,081,666.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman**

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

†Non-Independent Trustee

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor

John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q1 8/05
10/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: October 27, 2005